INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY	12 Months Ended
Dec. 31, 2013
INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY
15.	INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY

In August 2010, the Group’s subsidiary, iSoftstone HK, purchased 2,500,000 and 2,500,000 ordinary shares of the Company, from Tekventure Limited and United Innovation (China) Limited, at the purchase price of $0.40 per share, respectively. The consideration was fully paid in October 2010. The ordinary shares of the Company held by the subsidiary are treated in a manner a kin to treasury shares as a contra-equity account.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the purchase price of $0.51 and $0.30 per share, respectively, to a former employee. The total 1,161,000 treasury shares were transferred to ordinary shares in October 2010 at the purchase price of $0.40 per share.

In October 2010, the Group transferred 731,436 treasury shares to ordinary shares in connection with the employment of certain employees, at the purchase price of $0.40 per share.

In March 2011, the Group transferred 674,109 treasury shares to ordinary shares in connection with the acquisition of Kebao, at the purchase price of $0.40 per share.

In June 2011, the Group transferred 500,000 treasury shares to ordinary shares in connection with the acquisition of Dalian Zhendan Science and Technology Co., Ltd. (“Zhendan”), at the purchase price of $0.40 per share.

In November 2013, the Group cancelled the 1,933,455 treasury shares.